Expendable parts and supplies - Disclosure of Expendable Parts and Supplies (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Material for repair and maintenance	$ 144,062	$ 127,364
Other inventories	4,167	5,079
Expendable parts and supplies, gross	148,229	132,443
Allowance for obsolescence	(102)	(102)
Expendable parts and supplies	$ 148,127	$ 132,341